STATEMENT OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		5 Months Ended	12 Months Ended	18 Months Ended	20 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013
Income Statement [Abstract]
REVENUES		$ 0	$ 0	$ 0	$ 0	$ 0
COST AND EXPENSES
Research and Development	5,825	5,394	17,715	8,394	26,109	31,934
General and Administrative	129,295	86,445	137,185	262,879	400,064	529,359
Consulting and Professional Fees	50,715		12,290	48,563	60,853	111,568
Total Costs and Expenses	185,835	91,839	167,190	319,836	487,026	672,861
OPERATING LOSS	(185,835)	(91,839)	(167,190)	(319,836)	(487,026)	(672,861)
OTHER INCOME & (EXPENSES)
Refunds of amounts previously paid	0	0	0	35,000	35,000	35,000
Capital contribution to parent	(23,694)		0	(70,198)	(70,198)	(93,892)
TOTAL OTHER INCOME (EXPENSE)	(23,694)	0	0	(35,198)	(35,198)	(58,892)
NET INCOME (LOSS)	$ (209,529)	$ (91,839)	$ (167,190)	$ (355,034)	$ (522,224)	$ (731,753)
BASIC AND FULLY DILUTED EARNINGS (LOSS) PER SHARE			$ (16.72)	$ (0.0187)
EARNINGS (LOSS) PER SHARE	$ (0.004)	$ (9.18)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	51,764,945	10,000	10,000	18,950,000